UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2024

Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (the “Curasset Capital Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Curasset Capital Management Core Bond Fund Founders Class Shares Ticker: CMBEX

This annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Founders Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Core Bond Fund - Founders Class	$38	0.36%

How did the Fund perform?

For the period of October 1, 2023 to September 30, 2024, the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index.

What key factors affected the Fund's performance?

Shorter-than-benchmark duration was the primary detractor from performance relative to the benchmark. Outside of duration effects, security selection in mortgages, namely the exclusion of Agency mortgages, also detracted. Security selection in ABS, corporate bonds and out-of-benchmark positioning in CLOs partially offset these effects.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Curasset Core Bond Fund - $10,105
Bloomberg US Aggregate Bond Index - $9,555
$11,000
$10,000
$9,000
$8,000
12/1/2021*
9/30/2022
9/30/2023
9/30/2024

* Inception

Annual Performance

	1 year	Average Annual Total Return Since Inception
Curasset Core Bond Fund	10.74%	0.37%
Bloomberg US Aggregate Bond Index	11.57%	-1.59%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS, ABS and CMBS.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

Sector Breakdown

Asset Backed Bonds

Corporate Bonds

Financials
6.00%
Industrials
5.11%
Consumer Discretionary
4.11%
Energy
3.19%
Utilities
1.66%
Consumer Staples
1.28%
Communication Services
0.99%
Information Technology
0.71%
Materials
0.61%

Portfolio Composition

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$273,445
Number of Holdings	282
Total Advisory Fee Paid	$821,981
Portfolio Turnover Rate	31.66%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/core-bond-fund.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Curasset Capital Management Limited Term Income Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Curasset Capital Management Limited Term Income Fund Founders Class Shares Ticker: CMIFX

This annual shareholder report contains important information about the Curasset Capital Management Limited Term Income Fund, Founders Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.curassetfunds.com/limited-term-income. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Limited Term Income Fund - Founders Class	$46	0.44%

How did the Fund perform?

For the year ended September 30, 2024, the Fund returned 7.14%, underperforming the Bloomberg US Aggregate Bond Index (Broad based benchmark) which returned 11.57% and underperforming the Bloomberg US 1-3 Yr Bond Index (Fund's benchmark) which returned 8.12%.

What key factors affected the Fund's performance?

Strong security selection and overweight holding in ABS were the primary contributors to returns relative to the benchmark. Security selection in non-Agency MBS also boosted relative performance. Shorter-than-benchmark duration was a partial detractor, namely via underweight positioning in the three year Treasury.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Curasset Limited Term Income Fund - $10,820
Bloomberg US Aggregate Bond Index - $9,555
Bloomberg US 1-3 Yr Bond Index - $10,673
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
12/1/2021*
9/30/2022
9/30/2023
9/30/2024

* Inception

Annual Performance

	1 year	Average Annual Total Return Since Inception
Curasset Limited Term Income Fund	7.14%	2.82%
Bloomberg US Aggregate Bond Index	11.57%	-1.59%
Bloomberg US 1-3 Yr Bond Index	8.12%	2.32%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS, ABS and CMBS.The Bloomberg US 1-3 Yr Bond Index measures the performance of investment grade, US dollar-dominated, fix-rate, taxable Corporate and Government-related debt with a maturity between 1 and up to (but not including) 3 years.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Curasset Capital Management Limited Term Income Fund Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$330,239
Number of Holdings	290
Total Advisory Fee Paid	$1,161,747
Portfolio Turnover Rate	80.08%

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Sector Breakdown

Asset Back Bonds

Corporate Bonds

Financials
5.21%
Consumer Discretionary
2.45%
Industrials
1.98%
Energy
1.83%
Materials
0.95%
Consumer Staples
0.65%
Information Technology
0.39%
Utilities
0.31%

Portfolio Composition

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/limited-term-income.

ITEM 1. (b). No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,600 for 2024 and $32,600 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,400 for 2024 and $6,400 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)       NA

(c)       0%

(d)       NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Curasset Capital Management, LLC

Curasset Capital Management
Core Bond Fund

Curasset Capital Management
Limited Term Income Fund

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Year Ended September 30, 2024

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of InvestmentsSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
97.94%	DEBT SECURITIES

31.75%	ASSET BACKED BONDS
	Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	$10,573	$10,456
	Affirm Asset Securitization Trust 02/15/2027 1.750% 144A	594	593
	Allegro CLO Ltd. 01/19/2033 7.179%^ 144A	470,000	471,316
	(CME Term SOFR 3 Month + 1.900%)
	Amer. Credit Accept. Receivables Trust 11/15/2027 1.340% 144A	568,777	562,785
	Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144A	323,766	320,804
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	900,000	897,175
	Aqua Finance Trust 07/17/2046 1.900% 144A	196,399	185,755
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770%^ 144A	450,000	445,288
	((CME Term SOFR 1 Month + 0.114%) + 0.720%)
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840%^ 144A	500,000	483,310
	(SOFR Index+1.230%)
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	196,477	195,167
	Atlas Senior Loan Fund 04/22/2031 7.144%^ 144A	516,000	518,941
	(ICE LIBOR USD 3 Month + 1.600%)
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	600,000	604,228
	Avis Budget Rental Car Funding AESOP LLC 03/20/2026 2.650% 144A	1,800,000	1,786,217
	Benefit Street Partners CLO Ltd. 07/15/2037 6.488%^ 144A	940,000	937,838
	(CME Term SOFR 3 Month + 1.180%)
	Bluemountain CLO 10/20/2030 7.144%^ 144A	480,000	482,832
	(ICE LIBOR USD 3 Month + 1.600%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Carmax Auto Owner Trust 10/15/2027 1.550%	$250,000	$244,138
Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,056,404
CarNow Auto Receivables Trust 03/15/2027 2.250%^ 144A	701,639	694,336
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
Carvana Auto Receivables Trust 01/10/2031 4.740%	450,000	447,065
Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	11,018	11,000
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	285,852	282,854
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	70,135	67,100
Carvana Auto Receivables Trust 03/10/2028 1.070%	127,884	122,488
Carvana Auto Receivables Trust 03/10/2028 0.970%	168,747	163,140
Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	2,015,848
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	296,033	296,981
COMM Mortgage Trust 09/15/2033 7.570%^ 144A	55,000	24,334
(ICE LIBOR USD 1 Month + 2.177%)
CoreVest American Finance Trust 10/15/2054 2.911% 144A	960,000	884,614
CPS Auto Receivables Trust 04/15/2030 4.880% 144A	514,721	514,505
CPS Auto Trust 10/15/2029 7.140% 144A	900,000	915,731
CPS Auto Trust 11/15/2030 10.720% 144A	300,000	333,517
CPS Auto Trust 08/15/2028 5.190% 144A	1,800,000	1,806,973
Crossroads Asset Trust 08/20/2030 5.900% 144A	240,000	239,986
DT Auto Owner Trust 12/15/2027 3.400%^ 144A	576,000	567,882
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
DT Auto Owner Trust 02/16/2027 1.500% 144A	780,872	768,993

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
DT Auto Owner Trust 05/17/2027 1.310% 144A	$800,000	$776,967
DT Auto Owner Trust 09/15/2028 2.650%^ 144A	450,000	435,513
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	783,665
Exeter Automobile Receivables Trust 04/15/2027 1.400%	1,350,206	1,314,023
Exeter Automobile Receivables Trust 06/15/2027 1.550%^	1,048,500	1,015,126
((CME Term SOFR 3 Month + 0.262%) + 1.650%)
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,130,000	1,106,950
Exeter Automobile Receivables Trust 07/17/2028 4.560%	483,750	481,249
Federal Home Loan Bank 04/20/2029 4.000%^	5,000,000	4,982,690
(Prime - 0.700%)
Federal Home Loan Mortgage Corp. 01/25/2034 6.930%^ 144A	42,026	42,233
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 8.680%^ 144A	100,000	103,215
(United States 30 Day Average SOFR + 3.400%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.780%^ 144A	1,250,000	1,277,475
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2051 7.080%^ 144A	545,170	550,929
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 10/25/2027 8.695%^	311,875	311,873
(ICE LIBOR USD 1 Month + 3.300%)
Federal Home Loan Mortgage Corp. 10/25/2041 6.780%^ 144A	1,000,000	1,005,470
(United States 30 Day Average SOFR + 1.500%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 12/25/2041 12.280%^ 144A	$500,000	$536,047
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 7.680%^ 144A	500,000	511,510
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/25/2042 8.780%^ 144A	500,000	524,313
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 03/25/2042 10.530%^ 144A	250,000	270,822
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 7.363%^ 144A	812,696	822,854
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2042 8.180%^ 144A	586,000	606,103
((United States 30 Day Average SOFR + 0.114%) + 3.300%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.363%^ 144A	1,115,381	1,132,334
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	826,361	20,947
Federal Home Loan Mortgage Corp. 05/25/2042 7.480%^ 144A	1,389,735	1,412,250
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.280%^ 144A	559,569	563,735
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2042 12.030%^ 144A	1,000,000	1,126,446
(United States 30 Day Average SOFR + 6.750%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 06/25/2043 7.280%^ 144A	$1,397,356	$1,404,699
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 09/25/2042 7.430%^ 144A	501,712	507,603
(United States 30 Day Average SOFR + 2.150%)
Federal National Mortgage Assoc. 01/25/2031 9.645%^	534,000	590,717
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 01/25/2043 7.580%^ 144A	341,888	348,794
United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 6.830%^ 144A	302,174	303,455
United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 6.780%^ 144A	1,000,365	1,003,219
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	23,017,454	43,733
Federal National Mortgage Assoc. 12/25/2032 2.000%	72,151	67,974
Federal National Mortgage Assoc. 12/25/2041 7.180%^ 144A	250,000	252,995
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 6.930%^ 144A	1,000,000	1,007,158
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 7.663%^ 144A	757,345	777,869
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	15,921,722	52,383
Federal National Mortgage Assoc. 02/25/2047 0.114%	15,804,297	38,657

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 04/25/2042 8.280%^ 144A	$1,000,000	$1,032,500
(United States 30 Day Average SOFR + 3.000%)
Federal National Mortgage Assoc. 04/25/2042 7.180%^ 144A	810,497	815,361
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 7.780%^ 144A	552,794	562,925
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2042 8.030%^ 144A	578,284	594,030
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 8.213%^ 144A	607,144	625,955
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 7.163%^ 144A	324,703	327,138
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 8.880%^ 144A	1,660,000	1,753,113
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 7.830%^ 144A	1,203,248	1,235,142
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 6.980%^ 144A	283,252	284,301
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	347,556	50,096
Federal National Mortgage Assoc. 09/25/2042 7.763%^ 144A	337,906	344,375
(United States 30 Day Average SOFR + 2.500%)
First Investors Auto Owner Trust 01/15/2027 2.030% 144A	146,579	145,726

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	$500,000	$483,047
Foursight Cap. Automobile Rec’ls Trust 05/15/2028 3.070% 144A	400,000	389,253
GLS Auto Receivables Issuer Trust 01/15/2027 4.920% 144A	20,557	20,551
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	292,500	289,409
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	712,902	710,966
Government National Mortgage Assoc. 10/20/2052 5.000%	889,902	891,754
Government National Mortgage Assoc. 11/20/2051 3.000%	8,152,828	1,382,785
Halcyon Loan Advisors Funding 07/21/2031 7.344%^ 144A	467,000	471,437
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 7.300%^ 144A	435,734	429,198
(ICE LIBOR USD 1 Month + 2.150%)
Hertz Vehicle Financing LLC 12/26/2025 2.050%^ 144A	100,000	99,239
(SOFR Index+1.250%)
ICG US CLO Ltd. 01/15/2031 7.390%	470,000	471,786
Jamestown CLO 04/20/2032 7.132%^ 144A	480,000	486,816
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
JPMBB Commercial Mortgage Securitization Trust 05/15/2048 3.342%^	188,483	186,942
(ICE LIBOR USD 3 Month +1.754%)
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	498,160
LAD Auto Receivables Trust 06/15/2027 5.930% 144A	175,963	176,477
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	325,008	333,161
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	450,000	455,585
Libra Solutions LLC 02/15/2035 7.000% 144A	64,322	64,507
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	166,263	168,105

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Lobel Automobile Receivables Trust 07/15/2026 6.970% 144A	$106,125	$106,402
Marble Point CLO 07/23/2032 7.295%^ 144A	450,000	452,790
((CME Term SOFR 3 Month + 0.262%) + 1.870%)
Newtek Small Business Loan Trust 02/25/2044 7.450%^ 144A	170,586	169,634
(Prime - 0.550%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	267,392	260,527
Pagaya AI Debt Selection Trust 03/15/2030 6.060% 144A	88,520	88,543
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	449,832	462,397
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	450,000	448,822
Polus Capital Management 10/20/2037 1.000%^ 144A	900,000	900,000
(CME Term SOFR 3 Month + 1.250%)
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	501,384	492,137
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	790,124	664,990
Research-Driven Pagaya 03/25/2032 7.540% 144A	183,873	186,860
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	450,000	455,477
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	240,000	243,769
Santander Drive Auto Receivables Trust 11/16/2026 1.640%	3,516	3,506
Santander Drive Auto Receivables Trust 04/17/2028 2.560%	317,305	315,513
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	932,275	916,092
SCF Equipment Trust LLC 11/20/2031 3.790% 144A	500,000	484,549
Seashine Holding, LLC 05/20/2025 6.000% 144A	1,000,748	988,749
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	121,759	118,958
Shackleton 2017-XI CLO Ltd. 08/15/2030 7.530%^ 144A	888,000	896,258
(ICE LIBOR USD 3 Month + 2.150%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Sotheby’s Artfi Master Trust 12/22/2031 6.253%^ 144A	$480,000	$480,667
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 7.291%^ 144A	470,000	470,423
(ICE LIBOR USD 3 Month + 1.750%)
TCW CLO 04/25/2031 7.196% 144A	450,000	450,000
TCW CLO 2019-1 AMR Ltd. 08/16/2034 6.236%^ 144A	360,000	360,360
(ICE LIBOR USD 3 Month + 1.000%)
Towd Point HE Trust 02/25/2063 6.875% 144A	244,977	244,628
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	360,000	367,145
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	400,000	427,575
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	120,399	117,268
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	650,000	600,967
United Auto Credit Securitization Trust 04/10/2029 10.000%^ 144A	400,000	236,583
((United States 30 Day Average SOFR + 0.114%) + 4.250%)
Upstart Structured PassThrough 11/15/2030 7.010% 144A	87,776	87,922
Velocity Commercial Capital 11/25/2053 7.670% 144A	160,407	167,320
Venture CDO Ltd. 07/15/2032 7.433%^ 144A	450,000	451,755
(ICE LIBOR USD 3 Month + 1.870%)
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	802,040	806,687
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	819,000	853,914
Veros Auto Receivables Trust 07/16/2029 7.230%^ 144A	1,350,000	1,345,580
(CME Term SOFR 3 Month +4.233610%)
Verus Securitization Trust 11/25/2059 3.192%^ 144A	200,263	198,197
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.256%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
	Voya CLO Ltd. 10/15/2037 1.000%^ 144A	$1,125,000	$1,125,000
	(CME Term SOFR 3 Month + 1.140%)
	Washington Mutual Mortgage Pass-Through Certificate 10/25/2045 5.689%^	396,240	385,473
	(ICE LIBOR USD 1 Month + 0.360%)
	Westlake Automobile Receivable 01/15/2027 6.230% 144A	588,174	591,405
	Westlake Automobile Receivable 03/15/2027 3.490% 144A	324,800	320,909
	Wind River CLO Ltd. 07/15/2031 7.213%^ 144A	470,000	472,303
	(ICE LIBOR USD 3 Month + 1.650%)
	Winwater Mortgage Loan Trust 01/20/2046 3.778% 144A	129,898	123,506
	X-Caliber Funding LLC 11/01/2024 8.460%^ 144A	800,000	800,247
	(CME Term SOFR 1 Month + 3.250%)
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	450,000	458,329
	Zais CLO 11 Ltd. 01/20/2032 7.072%^ 144A	470,000	475,546
	(CME Term SOFR 3 Month + 1.790%)
	Zais CLO 15 Ltd. 07/28/2037 6.514%^ 144A	2,000,000	1,998,400
	(CME Term SOFR 3 Month + 1.250%)
	Zais Matrix CDO I 04/15/2032 7.301%^ 144A	480,000	487,776
	(CME Term SOFR 3 Month + 2.000%)

31.75%	TOTAL ASSET BACKED BONDS		86,816,287
	(Cost: $86,727,079)

23.66%	CORPORATE BONDS
0.99%	Communication Services:
	AT&T Mobility II LLC 03/01/2031 8.750%	500,000	595,761
	Bellsouth Telecommunications 06/01/2028 6.375%	500,000	529,670
	Charter Communications Operating LLC 02/01/2034 6.650%	1,000,000	1,046,635
	Ciena Corp. 01/31/2030 4.000% 144A	100,000	94,537
	Corning, Inc. 03/15/2037 4.700%	200,000	195,765
	Factset Research Systems 03/01/2027 2.900%	250,000	241,777
			2,704,145

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
4.11%	Consumer Discretionary:
	Allison Transmission, Inc. 10/01/2027 4.750% 144A	$450,000	$442,760
	AutoNation, Inc. 03/01/2032 3.850%	1,000,000	922,316
	AutoNation, Inc. 08/01/2031 2.400%	1,000,000	847,491
	BorgWarner, Inc. 02/15/2029 7.125%	400,000	440,146
	Brunswick Corp. 08/01/2027 7.125%	1,314,000	1,397,524
	Ford Motor Company 10/01/2028 6.625%	450,000	476,258
	General Motors Financial Co. 01/12/2032 3.100%^	1,000,000	874,565
	(SOFR Rate+2.125%)
	General Motors Financial Co. 01/08/2031 2.350%	250,000	213,993
	Hasbro, Inc. 07/15/2028 6.600%	700,000	747,442
	Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	476,556
	Lowe’s Companies, Inc. 04/01/2052 4.250%	500,000	423,323
	MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	966,706
	Michael Kors USA, Inc. 11/01/2024 4.250% 144A	600,000	599,382
	Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	947,563
	Tapestry, Inc. Senior Unsecured 11/27/2025 7.050%	450,000	458,902
	Toll Bros Finance Corp. 03/15/2027 4.875%^
	(US Treasury Yield Curve Rate Constant Maturity 1 Year +1.600%)	1,000,000	1,006,779
			11,241,706

1.28%	Consumer Staples:
	AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	90,000	87,974
	((CME Term SOFR 1 Month + 0.046%) + 2.427%)
	Constellation Brands, Inc. 05/01/2030 2.875%	1,000,000	921,889
	Korn Ferry International 12/15/2027 4.625% 144A	500,000	488,705
	PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	90,000	87,238

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
	Quanta Services, Inc. 10/01/2030 2.900%	$1,000,000	$920,748
	Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	896,291
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.760%)	100,000	98,591
			3,501,436

3.19%	Energy:
	Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	450,000	478,189
	Apache Corp. 12/15/2029 7.750%	133,000	147,610
	Enbridge Energy LP 10/01/2028 7.125%	500,000	537,860
	Energen Corp. 02/15/2028 7.125%^	475,000	509,675
	((CME Term SOFR 3 Month + 0.262%) + 1.750%)
	Energy Transfer LP Perpetual 6.625%	400,000	394,267
	HF Sinclair Corp. 02/01/2028 5.000%	400,000	398,063
	Occidental Petroleum Corp. 03/15/2029 7.200%	1,000,000	1,091,290
	ONEOK, Inc. 09/01/2029 3.400%	1,000,000	950,820
	Phillips 66 Partners LP 03/01/2028 3.750%	549,000	525,966
	Pioneer Natural Resource 01/15/2028 7.200%	1,000,000	1,089,739
	Plains All American Pipeline LP 09/15/2030 3.800%	250,000	238,270
	Targa Resources Partners LP 03/01/2030 5.500%	500,000	509,150
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	953,521
	Valero Energy Corp. 12/01/2031 2.800%^
	(US Treasury Yield Curve Rate Constant Maturity 10 Year +4.349%)	1,000,000	880,929
			8,705,349

6.00%	Financials:
	Ally Financial, Inc. 11/01/2031 8.000%	1,000,000	1,132,118
	Ally Financial, Inc. 11/20/2025 5.750%	350,000	351,512

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
American Express Co. Perpetual 3.550%	$500,000	$473,840
ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,723,230
Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	933,805
Banco Santander SA 12/03/2030 2.749%	250,000	220,891
Banco Santander SA 03/24/2028 4.175%	200,000	198,089
Bank of America Corp. Perpetual 4.375%	625,000	605,016
Barclays plc 05/16/2029 4.972%	250,000	252,781
Blackstone Private Credit Fund 12/15/2026 2.625%	250,000	236,388
Blue Owl Capital Corp. 06/11/2028 2.875%	250,000	229,012
Charles Schwab Corp. Perpetual 5.000%	500,000	489,975
Citigroup, Inc. 03/31/2031 4.412%^	250,000	248,265
(ICE LIBOR USD 3 Month +1.902%)
Crown Castle, Inc. 03/15/2027 2.900%	250,000	241,855
EPR Properties 04/15/2028 4.950%	360,000	356,795
Fidelity National Information Services, Inc. 08/15/2028 4.500%	1,000,000	1,004,139
Fifth Third Bank 10/27/2025 5.852%	600,000	600,202
First Citizens Bancshare Perpetual 9.180%	500,000	510,955
The Goldman Sachs Group, Inc Perpetual 4.125%	500,000	478,956
Keycorp 05/23/2025 6.287%	400,000	400,632
Lloyds Banking Group plc 03/18/2026 3.511%	450,000	446,851
Macquarie Group Ltd. 06/21/2028 4.098% 144A	2,000,000	1,983,102
NatWest Group plc 05/18/2029 4.892%	500,000	505,206
SBL Holdings, Inc. 11/13/2026 5.125% 144A	400,000	396,002
SLM Corp. 10/29/2025 4.200%^	90,000	88,973
((CME Term SOFR 1 Month + 0.046%) + 2.277%)
Societe Generale SA 11/24/2025 4.750%^ 144A	250,000	248,384
(SOFR Rate+3.914%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
	Synchrony Bank 08/22/2025 5.400%	$400,000	$400,843
	Transamerica Capital II 12/01/2026 7.650%^ 144A	675,000	695,990
	(ICE LIBOR USD 1 Month + 0.720%)
	Truist Financial Corp. Perpetual 5.100%^	500,000	491,136
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +4.550%)
	Weyerhaeuser Co. 03/09/2033 3.375%	500,000	457,077
			16,402,020
5.11%	Industrials:
	Allegion US Holding Co. 10/01/2024 3.200%	550,000	550,000
	Avnet, Inc. 06/01/2032 5.500%	1,000,000	1,012,747
	Berry Global, Inc. 07/15/2027 5.625% 144A	500,000	499,436
	The Boeing Co 02/15/2040 5.875%	1,000,000	995,561
	Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	468,181
	CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	994,042
	FedEx Corp. 10/17/2048 4.950%^	1,000,000	940,496
	(US Treasury Yield Curve Rate Constant Maturity 1 Year +2.000%)
	Flowserve Corp. 01/15/2032 2.800%	1,000,000	866,126
	Fluor Corp. 09/15/2028 4.250%	360,000	353,005
	Fortune Brands Innovation 03/25/2032 4.000%	500,000	476,049
	Fortune Brands Innovation 03/25/2052 4.500%^	500,000	421,165
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.949%)
	GATX Corp. 03/30/2027 3.850%	324,000	319,436
	Hubbell, Inc. 08/15/2027 3.150%^	600,000	581,824
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.854%)
	Masco Corp. 08/15/2032 6.500%	1,000,000	1,100,449
	Oshkosh Corp. 03/01/2030 3.100%^	1,000,000	926,215
	(ICE LIBOR USD 3 Month +4.155%)
	Owens Corning 06/01/2030 3.875%	1,000,000	964,972
	Timken Co. 12/15/2028 4.500%	500,000	499,985
	Timken Co. 05/08/2028 6.875%	320,000	334,128
	Trimble, Inc. 12/01/2024 4.750%	800,000	797,811
	Westrock MWV LLC 02/15/2031 7.950%	750,000	884,294
			13,985,922

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
0.71%	Information Technology:
	CA, Inc. 03/15/2027 4.700%	$600,000	$595,499
	Micron Technology, Inc. 02/15/2027 4.185%	250,000	249,320
	MSCI, Inc. 09/01/2030 3.625% 144A	100,000	93,959
	Qorvo, Inc. 12/15/2024 1.750%	500,000	496,029
	Western Digital Corp. 02/15/2026 4.750%	500,000	497,300
			1,932,107

0.61%	Materials:
	Albemarle Corp. 06/01/2032 5.050%	500,000	500,129
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	91,457
	(ICE LIBOR USD 1 Month + 2.277%)
	FMC Corp. 10/01/2026 3.200%	600,000	585,704
	Steel Dynamics, Inc. 12/15/2026 5.000%^
	(ICE LIBOR USD 3 Month +3.972%)	500,000	498,048
			1,675,338

1.66%	Utilities:
	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	1,000,000	906,883
	Eversource Energy 03/01/2032 3.375%	1,000,000	910,314
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,172,117
	Sempra Perpetual 4.875%	500,000	494,633
	Southern California Gas Co. 04/01/2054 5.600%	1,000,000	1,060,045
			4,543,992

23.66%	TOTAL CORPORATE BONDS		64,692,015
	(Cost: $66,052,398)

42.53%	TREASURY NOTES
	US Treasury 08/31/2026 3.750%	5,047,500	5,054,794
	US Treasury 01/31/2029 4.000%	4,750,000	4,830,156
	US Treasury 11/15/2031 1.375%	3,720,000	3,185,685
	US Treasury 11/15/2032 4.125%	4,000,000	4,114,532
	US Treasury 11/15/2033 4.500%	2,000,000	2,112,110
	US Treasury 11/15/2053 4.750%	4,000,000	4,418,280
	US Treasury 02/15/2032 1.875%	4,500,000	3,974,062
	US Treasury 02/15/2034 4.000%	14,230,000	14,474,585

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
	US Treasury 02/15/2042 2.375%	$15,000,000	$11,682,420
	US Treasury 02/15/2043 3.875%	5,000,000	4,823,440
	US Treasury 02/15/2044 4.500%	3,800,000	3,965,064
	US Treasury 02/15/2053 3.625%	5,000,000	4,546,485
	US Treasury 05/15/2033 3.375%	3,000,000	2,916,681
	US Treasury 05/15/2042 3.250%	4,000,000	3,556,252
	US Treasury 05/15/2043 3.875%	5,000,000	4,814,065
	US Treasury 05/15/2053 3.625%	2,500,000	2,275,098
	US Treasury 05/15/2054 4.625%	2,750,000	2,982,892
	US Treasury 08/15/2033 3.875%	3,000,000	3,024,141
	US Treasury 08/15/2034 3.875%	14,600,000	14,702,653
	US Treasury 08/15/2053 4.125%	5,000,000	4,979,100
	US Treasury 08/31/2029 3.625%	3,550,000	3,560,540
	US Treasury 09/30/2030 4.625%	6,000,000	6,318,984

42.53%	TOTAL TREASURY NOTES		116,312,019
	(Cost: $119,183,051)

97.94%	TOTAL DEBT SECURITIES		267,820,321
	(Cost: $271,962,528)

		Shares	Value
1.79%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 4.790%(A)	4,879,135	$4,879,135
	(Cost: $4,879,135)

99.73%	TOTAL INVESTMENTS
	(Cost: $276,841,663)		$272,699,456
0.27%	Other assets, net of liabilities		745,459
100.00%	NET ASSETS		$273,444,915

^Rate is determined periodically. Rate shown is the rate as of September 30, 2024

(A)Effective 7 day yield as of September 30, 2024

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $80,300,000 and is 29.38% of the Fund’s net assets.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

SCHEDULE OF FUTURES CONTRACTS

Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at September 30, 2024	Unrealized Appreciation (Depreciation)

59	2YR US NOTE	12/31/24	$12,262,868	$12,286,289	$23,421
191	5YR US NOTE	12/31/24	20,962,521	20,987,617	25,096
13	ULTRA US BOND	12/31/24	(1,726,540)	(1,730,219)	(3,679)

0.02% TOTAL FUTURES CONTRACTS			$31,498,849	$31,543,687	$44,838

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of InvestmentsSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
97.17%	DEBT SECURITIES

41.11%	ASSET BACKED BONDS
	ACM Auto Trust 06/20/2030 7.970% 144A	$112,551	$113,254
	Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	12,200	12,065
	Affirm Asset Securitization Trust 05/15/2029 6.270% 144A	670,345	672,557
	Allegro CLO Ltd. 01/19/2033 7.179%^ 144A	530,000	531,484
	((United States 30 Day Average SOFR + 0.114%) + 3.300%)
	Amer. Credit Accept. Receivables Trust 11/15/2027 1.340% 144A	568,777	562,785
	Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144A	485,649	481,205
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850%^ 144A	1,100,000	1,096,547
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.410% 144A	259,022	258,919
	Angel Oak Mortgage Trust 01/25/2066 0.909% 144A	58,677	50,712
	Aqua Finance Trust 07/17/2046 1.900% 144A	240,043	227,034
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.900%^ 144A	466,676	470,770
	(SOFR Index+1.230%)
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770% 144A	550,000	544,240
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	294,715	292,750
	Atlas Senior Loan Fund 04/22/2031 7.144%^ 144A	559,000	562,186
	(ICE LIBOR USD 3 Month + 1.600%)
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	900,000	906,342
	Avis Budget Rental Car Funding AESOP LLC 03/20/2026 2.650% 144A	2,275,000	2,257,580

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Ballyrock CLO 14 Ltd. 07/20/2037 6.299%^ 144A	$1,000,000	$1,000,800
CME Term SOFR 3 Month + 1.000%)
Bankers Healthcare Group 10/17/2035 5.320% 144A	11,684	11,682
Benefit Street Partners CLO Ltd. 07/15/2037 6.488%^ 144A	1,060,000	1,057,562
(CME Term SOFR 3 Month + 1.180%)
Bluemountain CLO 10/20/2030 7.144%^ 144A	520,000	523,068
(ICE LIBOR USD 3 Month + 1.600%)
Carmax Auto Owner Trust 01/15/2026 6.042%	34,901	34,906
Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	244,137
CarNow Auto Receivables Trust 03/15/2027 2.250%^ 144A	760,109	752,198
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
Carvana Auto Receivables Trust 01/10/2031 4.740%	550,000	546,412
Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	178,209
Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	13,466	13,444
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	349,375	345,710
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	70,135	67,100
Carvana Auto Receivables Trust 03/10/2028 1.070%	191,826	183,732
Carvana Auto Receivables Trust 03/10/2028 0.970%	253,120	244,710
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	444,049	445,472
Carvana Auto Receivables Trust 08/10/2026 5.980% 144A	436,953	437,237
Carvana Auto Receivables Trust 09/11/2028 1.240%	212,115	203,467
Citigroup Mortgage Loan Trust 08/25/2050 2.500% 144A	66,313	57,935
COMM Mortgage Trust 09/15/2033 7.570%^ 144A	65,000	28,758
(ICE LIBOR USD 1 Month + 2.177%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Connecticut Avenue Securities Trust 10/25/2041 8.380%^ 144A	$1,000,000	$1,030,444
(CME Term SOFR 3 Month + 1.140%)
Connecticut Avenue Securities Trust 11/25/2039 7.545%^ 144A	595,082	599,008
(ICE LIBOR USD 1 Month + 2.150%)
Connecticut Avenue Securities Trust 03/25/2042 7.280%^ 144A	205,458	208,421
((United States 30 Day Average SOFR + 0.114%) + 2.800%)
CoreVest American Finance Trust 10/15/2054 2.911%^ 144A	1,040,000	958,332
((United States 30 Day Average SOFR + 0.114%) + 6.750%)
CPS Auto Receivables Trust 04/15/2030 4.880% 144A	1,444,525	1,443,920
CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,119,227
CPS Auto Trust 11/15/2030 10.720% 144A	450,000	500,276
CPS Auto Trust 08/15/2028 5.190% 144A	2,200,000	2,208,523
Credit Acceptance Auto Loan Trust 10/15/2030 1.260% 144A	68,011	67,808
Credit Suisse Mortgage Trust 04/25/2044 3.816% 144A	540,881	455,665
Credit Suisse Mortgage Trust 04/25/2044 3.816% 144A	701,986	683,713
Crossroads Asset Trusts 06/20/2025 5.740% 144A	301,509	301,509
Crossroads Asset Trusts 08/20/2030 5.900% 144A	260,000	259,985
Crown City CLO 07/15/2037 6.373%^ 144A	1,500,000	1,497,600
((United States 30 Day Average SOFR + 0.114%) + 4.000%)
Drive Auto Receivables Trust 01/16/2029 1.450%	857,972	844,138
DT Auto Owner Trust 01/18/2028 2.380% 144A	250,000	245,715
DT Auto Owner Trust 12/15/2027 3.400%^ 144A	624,000	615,206
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
DT Auto Owner Trust 02/16/2027 1.500% 144A	1,171,308	1,153,490

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
DT Auto Owner Trust 03/15/2028 4.720% 144A	$2,000,000	$1,993,800
DT Auto Owner Trust 05/17/2027 1.310% 144A	1,200,000	1,165,451
DT Auto Owner Trust 09/15/2028 2.650%^ 144A	550,000	532,294
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Exeter Automobile Receivables Trust 10/15/2026 0.960%	331,213	329,797
Exeter Automobile Receivables Trust 10/15/2027 1.460%	218,417	217,425
Exeter Automobile Receivables Trust 10/15/2029 6.340%^ 144A	962,500	957,813
(Prime - 0.700%)
Exeter Automobile Receivables Trust 12/15/2026 4.860%	360,435	360,356
Exeter Automobile Receivables Trust 04/15/2027 1.400%	1,522,573	1,481,771
Exeter Automobile Receivables Trust 06/15/2027 1.550%	1,281,500	1,240,710
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,695,000	1,660,425
Exeter Automobile Receivables Trust 07/17/2028 4.560%	591,250	588,193
Federal Home Loan Mortgage Corp. 01/25/2034 6.930%^ 144A	64,691	65,011
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.780%^ 144A	1,350,000	1,379,673
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.280%^ 144A	145,030	144,667
(United States 30 Day Average SOFR + 1.000%)
Federal Home Loan Mortgage Corp. 01/25/2051 7.080%^ 144A	1,090,340	1,101,857
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 10/25/2027 8.695%^	351,689	351,686
(ICE LIBOR USD 1 Month + 3.300%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 10/25/2041 6.780%^ 144A	$1,000,000	$1,005,470
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 10/25/2050 8.080%^ 144A	35,159	35,555
(United States 30 Day Average SOFR + 2.800%)
Federal Home Loan Mortgage Corp. 11/25/2041 7.080%^ 144A	721,685	729,178
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.130%^ 144A	808,646	814,942
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.130%^ 144A	525,234	530,859
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 12/25/2041 12.280%^ 144A	500,000	536,047
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 12/25/2050 7.280%^ 144A	571,089	581,738
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.580%^ 144A	230,217	230,675
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 02/25/2042 7.680%^ 144A	500,000	511,509
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/15/2045 3.500%	148,495	147,331
Federal Home Loan Mortgage Corp. 03/25/2042 10.530%^ 144A	250,000	270,822
(United States 30 Day Average SOFR + 5.250%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 03/25/2043 7.363%^ 144A	$849,636	$860,257
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.363%^ 144A	1,318,957	1,339,004
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	907,372	23,001
Federal Home Loan Mortgage Corp. 05/25/2025 8.645%^	1,587,567	1,595,062
(ICE LIBOR USD 1 Month + 3.250%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.480%^ 144A	1,698,565	1,726,083
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.280%^ 144A	1,538,815	1,550,270
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2042 8.230%^ 144A	39,253	40,359
(United States 30 Day Average SOFR + 2.950%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.280%^ 144A	1,818,942	1,828,501
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 09/25/2042 7.430%^ 144A	501,712	507,603
((CME Term SOFR 3 Month + 0.262%) + 1.650%)
Federal National Mortgage Assoc. 01/25/2031 9.645%^	1,000,000	1,106,212
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 01/25/2043 7.580%^ 144A	815,973	832,455
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 6.830%^ 144A	323,758	325,130
(United States 30 Day Average SOFR + 1.550%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 10/25/2043 6.780%^ 144A	$1,527,274	$1,531,631
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2041 6.180%^ 144A	609,750	609,013
(United States 30 Day Average SOFR + 0.900%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	34,526,181	65,600
Federal National Mortgage Assoc. 12/25/2032 2.000%	108,226	101,961
Federal National Mortgage Assoc. 12/25/2041 7.180%^ 144A	684,241	692,438
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 6.930%^ 144A	1,000,000	1,007,158
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 7.663%^ 144A	879,744	903,585
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2030 8.195%^	281,248	291,663
(ICE LIBOR USD 1 Month + 2.800%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	19,459,883	64,023
Federal National Mortgage Assoc. 02/25/2047 0.114%	23,706,447	57,986
Federal National Mortgage Assoc. 03/25/2042 7.380%^ 144A	657,712	666,773
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 04/25/2042 7.180%^ 144A	930,045	935,626
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 7.780%^ 144A	1,520,183	1,548,043
(United States 30 Day Average SOFR + 2.500%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 05/25/2025 9.395%^	$138,142	$140,499
(ICE LIBOR USD 1 Month + 4.000%)
Federal National Mortgage Assoc. 05/25/2042 8.030%^ 144A	780,684	801,941
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 8.213%^ 144A	670,287	691,054
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 7.163%^ 144A	519,679	523,577
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 8.880%^ 144A	2,430,000	2,566,304
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 7.830%^ 144A	1,270,490	1,304,166
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 6.980%^ 144A	1,261,263	1,265,936
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2028 12.345%^	430,784	452,323
((CME Term SOFR 3 Month + 0.262%) + 1.020%)
Federal National Mortgage Assoc. 08/25/2028 12.145%^	64,451	67,673
(ICE LIBOR USD 1 Month + 6.750%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	521,334	75,145
Federal National Mortgage Assoc. 09/25/2037 3.000%	34,297	34,071
Federal National Mortgage Assoc. 09/25/2042 7.763%^ 144A	430,062	438,296
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.915%)
First Investors Auto Owner Trust 01/15/2027 2.030% 144A	146,579	145,725

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	$500,000	$483,047
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	350,000	341,064
Foursight Cap. Automobile Rec’ls Trust 05/15/2028 3.070% 144A	600,000	583,880
GCAT Trust 08/25/2066 1.915% 144A	133,539	123,330
Generate CLO 4 07/20/2037 6.282%^ 144A	1,750,000	1,747,900
(CME Term SOFR 3 Month + 1.000%)
Generate CLO 5 Ltd. 07/22/2037 6.374%^ 144A	3,200,000	3,194,240
(CME Term SOFR 3 Month + 1.050%)
GLS Auto Receivables Issuer Trust 01/15/2027 4.920% 144A	25,125	25,118
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	357,500	353,722
GLS Auto Receivables Issuer Trust 07/15/2027 1.480%^ 144A	1,000,000	969,672
((CME Term SOFR 3 Month + 0.262%) + 2.150%)
GLS Auto Receivables Issuer Trust 09/15/2026 1.110% 144A	497,089	493,971
GLS Auto Receivables Trust 07/15/2027 4.310%^ 144A	712,902	710,966
(SOFR Rate+2.713610%)
Goldentree Loan Management LP 07/20/2037 6.233%^ 144A	1,250,000	1,248,000
(CME Term SOFR 3 Month + 0.900%)
Government National Mortgage Assoc. 11/20/2051 3.000%^	9,964,568	1,690,070
((United States 30 Day Average SOFR + 0.114%) + 2.150%)
Halcyon Loan Advisors Funding 07/21/2031 7.344%^ 144A	1,033,000	1,042,813
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 7.300%^ 144A	532,564	524,576
(ICE LIBOR USD 1 Month + 2.150%)
Hertz Vehicle Financing LLC 12/26/2025 2.050%^ 144A	150,000	148,859
(SOFR Index+1.250%)
ICG US CLO Ltd. 01/15/2031 7.390%	530,000	532,014

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Jamestown CLO 04/20/2032 7.132%^ 144A	$520,000	$527,384
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
JP Morgan Mortgage Trust 01/25/2051 3.000% 144A	57,890	57,230
JP Morgan Mortgage Trust 10/25/2029 2.711% 144A	58,215	56,566
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	42,132	38,655
JPMBB Commercial Mortgage Securitization Trust 05/15/2048 3.342%	230,368	228,485
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	726,000	747,241
LAD Auto Receivables Trust 06/15/2027 5.930% 144A	263,945	264,716
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	487,512	499,741
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	550,000	556,825
LendingPoint Asset Securitization Trust 02/15/2030 6.560% 144A	19,926	19,931
Libra Solutions LLC 02/15/2035 7.000% 144A	96,482	96,760
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	249,394	252,158
Lobel Automobile Receivables Trust 07/15/2026 6.970% 144A	159,187	159,603
M&T Equipment LLC 07/15/2030 5.740% 144A	460,000	466,730
M&T Equipment Notes 07/15/2030 6.090% 144A	1,838,965	1,845,189
Marble Point CLO 07/23/2032 7.295%^ 144A	550,000	553,410
((CME Term SOFR 3 Month + 0.262%) + 1.870%)
Mill City Mortgage Trust 04/25/2066 3.500% 144A	578,719	566,586
Newtek Small Business Loan Trust 02/25/2044 7.450%^ 144A	255,879	254,451
(Prime - 0.550%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	267,392	260,527

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	$500,000	$398,124
Oscar US Funding Trust 04/10/2028 1.000% 144A	644,197	630,030
OZLM XVIII Ltd. 04/15/2031 6.583%^ 144A	1,124,195	1,126,893
(ICE LIBOR USD 3 Month + 1.020%)
Pagaya AI Debt Selection Trust 01/25/2029 3.000% 144A	7,839	7,722
Pagaya AI Debt Selection Trust 03/15/2030 6.060% 144A	132,780	132,814
Pagaya AI Debt Selection Trust 07/15/2030 9.435% 144A	499,931	509,808
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	549,795	565,152
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	550,000	548,560
PEAC Solutions Receivables LLC 06/20/2025 5.723% 144A	955,258	956,928
Polus Capital Management 10/20/2037 1.000%^ 144A	1,100,000	1,100,000
(CME Term SOFR 3 Month + 1.250%)
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	752,076	738,205
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	790,124	664,990
Research-Driven Pagaya 03/25/2032 7.540% 144A	224,734	228,384
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	550,000	556,694
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	260,000	264,084
Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 144A	685,681	694,259
Santander Drive Auto Receivables Trust 01/15/2027 1.480%	45,733	45,451
Santander Drive Auto Receivables Trust 11/16/2026 1.130%	1,057,374	1,047,699
Santander Drive Auto Receivables Trust 11/16/2026 1.640%	181,061	180,543
Santander Drive Auto Receivables Trust 02/16/2027 1.260%	74,285	74,065
Santander Drive Auto Receivables Trust 03/15/2027 4.430%	1,044,746	1,042,847

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
Santander Drive Auto Receivables Trust 04/17/2028 2.560%	$317,305	$315,513
Santander Drive Auto Receivables Trust 07/15/2027 1.350%	561,017	552,435
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	1,252,745	1,230,999
SCF Equipment Trust LLC 07/20/2032 5.260% 144A	500,000	486,449
Seashine Holding, LLC 05/20/2025 6.000% 144A	1,485,085	1,467,278
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	121,759	118,958
Shackleton 2017-XI CLO Ltd. 08/15/2030 7.530%^ 144A	1,002,000	1,011,319
((United States 30 Day Average SOFR + 0.114%) + 6.950%)
SMB Private Education Loan Trust 09/15/2037 2.230%^ 144A	889,958	851,123
(ICE LIBOR USD 3 Month +4.155%)
Sotheby’s Artfi Master Trust 12/22/2031 6.253%^ 144A	520,000	520,723
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 7.291%^ 144A	530,000	530,477
((United States 30 Day Average SOFR + 0.114%) + 3.250%)
TCW CLO 04/25/2031 7.196% 144A	550,000	550,000
TCW CLO 2019-1 AMR Ltd. 08/16/2034 6.236%^ 144A	440,000	440,440
(ICE LIBOR USD 3 Month + 1.000%)
Towd Point HE Trust 02/25/2063 6.875% 144A	367,466	366,942
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	390,000	397,740
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	600,000	641,363
Trinity Rail Leasing LP 10/18/2049 2.390%^ 144A	180,599	175,903
(ICE LIBOR USD 3 Month +3.598%)
United Auto Credit Securitization Trust 06/10/2027 2.850% 144A	210,265	209,265
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	850,000	785,880

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

	Principal	Value
United Auto Credit Securitization Trust 04/10/2029 10.000%^ 144A	$600,000	$354,875
((United States 30 Day Average SOFR + 0.114%) + 4.250%)
Upstart Securitization Trust 05/20/2032 6.100% 144A	1,259,633	1,259,764
Upstart Structured PassThrough 11/15/2030 7.010% 144A	219,441	219,806
Velocity Commercial Capital 11/25/2053 7.670% 144A	240,611	250,980
Venture CDO Ltd. 07/15/2032 7.433%^ 144A	550,000	552,145
(ICE LIBOR USD 3 Month + 1.870%)
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	949,606	955,109
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	1,001,000	1,043,673
Veros Auto Receivables Trust 07/16/2029 7.230%^ 144A	1,900,000	1,893,779
(CME Term SOFR 3 Month +4.234%)
Verus Securitization Trust 11/25/2059 3.192% 144A	244,765	242,241
Verus Securitization Trust 07/25/2059 3.913% 144A	7,086	7,018
Voya CLO Ltd. 10/15/2037 1.000%^ 144A	1,375,000	1,375,000
(CME Term SOFR 3 Month + 1.200%)
Westlake Automobile Receivable 01/15/2027 6.230% 144A	882,262	887,108
Westlake Automobile Receivable 03/15/2027 3.490% 144A	487,200	481,363
Westlake Automobiles Receivables Trust 09/15/2027 4.310% 144A	1,580,950	1,578,754
Winwater Mortgage Loan Trust 01/20/2046 3.778% 144A	152,489	144,985
World Omni Select Auto Trust 03/15/2027 6.192%^	560,481	560,895
(United States 30 Day Average SOFR + 0.850%)
X-Caliber Funding LLC 11/01/2024 8.460%^ 144A	1,200,000	1,200,371
(CME Term SOFR 1 Month + 3.250%)
X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	560,180
Zais CLO 11 Ltd. 01/20/2032 7.072%^ 144A	530,000	536,254
(CME Term SOFR 3 Month + 1.790%)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
	Zais Matrix CDO I 04/15/2032 7.301%^ 144A	$520,000	$528,424
	(CME Term SOFR 3 Month + 2.000%)

41.11%	TOTAL ASSET BACKED BONDS		135,755,364
	(Cost: $135,770,111)

13.77%	CORPORATE BONDS
2.45%	Consumer Discretionary:
	Allison Transmission, Inc. 10/01/2027 4.750% 144A	550,000	541,151
	BorgWarner, Inc. 02/15/2029 7.125%	600,000	660,218
	Brunswick Corp. 08/01/2027 7.125%	1,606,000	1,708,085
	Ford Motor Company 10/01/2028 6.625%	550,000	582,093
	General Motors Financial Co. Perpetual 5.750%	500,000	488,973
	Hasbro, Inc. 07/15/2028 6.600%	798,000	852,084
	Michael Kors USA, Inc. 11/01/2024 4.250% 144A	1,700,000	1,698,249
	Tapestry, Inc. Senior Unsecured 11/27/2025 7.050%	550,000	560,881
	Toll Bros Finance Corp. 03/15/2027 4.875%^
	(US Treasury Yield Curve Rate Constant Maturity 1 Year +1.600%)	1,000,000	1,006,779
			8,098,513
0.65%	Consumer Staples:
	AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	110,000	107,523
	((CME Term SOFR 1 Month + 0.046%) + 2.427%)
	Cargill, Inc. 04/22/2025 3.500% 144A	500,000	497,141
	HCA, Inc. 09/15/2025 7.580%	817,000	837,775
	Korn Ferry International 12/15/2027 4.625% 144A	500,000	488,705
	PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	110,000	106,624
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.760%)	100,000	98,591
			2,136,359

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
1.83%	Energy:
	Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	$550,000	$584,453
	Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	496,736
	Energen Corp. 02/15/2028 7.125%^	525,000	563,325
	((CME Term SOFR 3 Month + 0.262%) + 1.750%)
	Energy Transfer LP Perpetual 6.625%	600,000	591,400
	Occidental Petroleum Corp. 09/01/2025 5.875%	1,485,000	1,491,568
	Phillips 66 Partners LP 03/01/2028 3.750%	540,000	517,344
	Targa Resources Partners LP 03/01/2030 5.500%	500,000	509,150
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,290,057
			6,044,033
5.21%	Financials:
	Ally Financial, Inc. 11/20/2025 5.750%	650,000	652,808
	Ares Finance Co. LLC 10/08/2024 4.000% 144A	1,000,000	999,623
	Bank of America Corp. Perpetual 4.375%	125,000	121,003
	Banque Federative du Credit Mutuel 10/04/2026 1.604% 144A	2,000,000	1,896,752
	Barclays plc 05/07/2026 2.852%	250,000	246,712
	Blackstone Private Credit Fund 01/15/2025 2.700%	250,000	248,105
	Citigroup, Inc. Perpetual 4.000%	500,000	489,527
	Credit Agricole SA 01/26/2027 1.247% 144A	2,000,000	1,911,654
	EPR Properties 04/15/2028 4.950%	220,000	218,041
	Fifth Third Bank 10/27/2025 5.852%	400,000	400,134
	First Citizens Bancshare Perpetual 9.180%	1,000,000	1,021,909
	The Goldman Sachs Group, Inc Perpetual 3.650%	500,000	473,966
	ING Groep NV 03/29/2027 3.950%^	2,000,000	1,984,134
	(SOFR Rate+2.125%)
	Keycorp 05/23/2025 6.287%	600,000	600,948
	Lloyds Banking Group plc 03/18/2026 3.511%	550,000	546,151

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
	Macquarie Group Ltd. 06/21/2028 4.098% 144A	$2,000,000	$1,983,102
	Old Republic International Corp. 10/01/2024 4.875%	1,000,000	1,000,000
	SBL Holdings, Inc. 11/13/2026 5.125% 144A	600,000	594,003
	SLM Corp. 10/29/2025 4.200%^	110,000	108,744
	((CME Term SOFR 1 Month + 0.046%) + 2.277%)
	Societe Generale SA 11/24/2025 4.750% 144A	250,000	248,384
	Synchrony Bank 08/22/2025 5.400%	600,000	601,265
	Transamerica Capital II 12/01/2026 7.650% 144A	825,000	850,654
			17,197,619

1.98%	Industrials:
	Allegion US Holding Co. 10/01/2024 3.200%	1,000,000	1,000,000
	Can-Pack SA/Canpack US LLC 11/01/2025 3.125% 144A	500,000	487,900
	Fluor Corp. 09/15/2028 4.250%^	440,000	431,450
	(SOFR Rate+0.891620%)
	GATX Corp. 03/30/2027 3.850%	600,000	591,548
	Hubbell, Inc. 08/15/2027 3.150%	1,079,000	1,046,313
	Penske Truck Leasing 03/10/2025 3.950% 144A	775,000	771,003
	Timken Co. 12/15/2028 4.500%	500,000	499,985
	Timken Co. 05/08/2028 6.875%	480,000	501,192
	Trimble, Inc. 12/01/2024 4.750%	1,200,000	1,196,717
			6,526,108
0.39%	Information Technology:
	Micron Technology, Inc. 02/15/2027 4.185%	250,000	249,321
	Qorvo, Inc. 12/15/2024 1.750%	550,000	545,632
	Western Digital Corp. 02/15/2026 4.750%	500,000	497,300
			1,292,253

0.95%	Materials:
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	91,457
	(ICE LIBOR USD 1 Month + 2.277%)
	FMC Corp. 10/01/2026 3.200%	800,000	780,939

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Principal	Value
	Nutrien Ltd. 11/07/2024 5.900%	$500,000	$500,234
	Reliance, Inc. 08/15/2025 1.300%	1,000,000	970,312
	Steel Dynamics, Inc. 12/15/2026 5.000%^
	(ICE LIBOR USD 3 Month +3.972%)	813,000	809,825
			3,152,767

0.31%	Utilities:
	Washington Gas Light Co. 10/09/2026 6.820%	1,000,000	1,035,960

13.77%	TOTAL CORPORATE BONDS		45,483,612
	(Cost: $45,523,421)

42.29%	TREASURY NOTES
	US Treasury 08/31/2026 3.750%	62,902,500	62,993,394
	US Treasury 01/15/2026 2.000%	1,575,480	1,572,501
	US Treasury 01/15/2027 4.000%	21,000,000	21,173,901
	US Treasury 01/31/2026 4.250%	525,000	527,830
	US Treasury 01/31/2027 1.500%	1,107,000	1,055,066
	US Treasury 10/15/2028 2.375%	8,167,200	8,481,948
	US Treasury 11/30/2028 4.375%	5,100,000	5,256,187
	US Treasury 12/15/2026 4.375%	5,000,000	5,079,295
	US Treasury 02/15/2027 4.125%	4,000,000	4,046,252
	US Treasury 05/31/2025 4.250%	5,000,000	5,001,565
	US Treasury 05/31/2026 4.875%	10,000,000	10,183,590
	US Treasury 06/30/2026 4.625%	4,000,000	4,061,564
	US Treasury 07/15/2027 4.375%	10,000,000	10,209,380

42.29%	TOTAL TREASURY NOTES		139,642,473
	(Cost: $138,820,609)

97.17%	TOTAL DEBT SECURITIES		320,881,449
	(Cost: $320,114,141)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2024

See Notes to Financial Statements

		Shares	Value
2.86%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 4.790%(A)	$9,465,008	$9,465,008
	(Cost: $9,465,008)

100.03%	TOTAL INVESTMENTS
	(Cost: $329,579,149)		330,346,457
(0.03%)	Liabilities in excess of other assets		(107,233)
100.00%	NET ASSETS		$330,239,224

^Rate is determined periodically. Rate shown is the rate as of September 30, 2024

(A)Effective 7 day yield as of September 30, 2024

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $129,228,023 and is 38.91% of the Fund’s net assets.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
	222	2YR US NOTE	12/31/24	$46,141,639	$46,229,766	$88,127
	15	ULTRA US BOND	12/31/24	(1,992,162)	(1,996,407)	(4,245)

0.03%	TOTAL FUTURES CONTRACTS			$44,149,477	$44,233,359	$83,882

FINANCIAL STATEMENTS | September 30, 2024

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Assets and LiabilitiesSeptember 30, 2024

	Core Bond Fund	Limited Term Income Fund
ASSETS
Investments at value(1) (Note 1)	$272,699,456	$330,346,457
Cash held at broker	741,765	372,290
Unrealized appreciation of open futures contracts	44,838	83,882
Receivable for capital stock sold	111,112	124,429
Interest receivable	1,931,784	1,892,470
Prepaid expenses	5,236	12,425
TOTAL ASSETS	275,534,191	332,831,953

LIABILITIES
Payable for capital stock redeemed	—	14,254
Payable for securities purchased	2,025,000	2,475,000
Accrued net advisory fees	40,424	82,276
Accrued accounting, administration and transfer agent fees	16,926	16,599
Other accrued expenses	6,926	4,600
TOTAL LIABILITIES	2,089,276	2,592,729
NET ASSETS	$273,444,915	$330,239,224

Net Assets Consist of:
Paid-in capital	$285,061,687	$332,284,117
Distributable earnings (accumulated deficits)	(11,616,772)	(2,044,893)
Net Assets	$273,444,915	$330,239,224

NET ASSET VALUE PER SHARE
Net Assets	$273,444,915	$330,239,224
Shares Outstanding	29,877,787	33,598,137
Net Asset Value and Offering Price Per Share	$9.15	$9.83

(1) Identified cost of:	$276,841,663	$329,579,149

FINANCIAL STATEMENTS | September 30, 2024

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of OperationsFor the Year Ended September 30, 2024

	Core Bond Fund	Limited Term Income Fund

INVESTMENT INCOME
Interest	$11,068,585	$13,344,790
Dividend income	266,628	633,952
Total investment income	11,335,213	13,978,742

EXPENSES
Advisory fees (Note 2)	821,981	1,161,747
Recordkeeping and administrative services (Note 2)	92,503	98,373
Accounting fees (Note 2)	56,835	65,786
Custody fees	25,506	26,551
Transfer agent fees (Note 2)	16,269	16,125
Professional fees	45,071	46,295
Filing and registration fees	27,000	36,500
Trustee fees (Note 2)	13,662	16,020
Compliance fees (Note 2)	7,614	8,919
Shareholder reports	23,684	25,926
Proxy expense	8,473	9,480
Insurance	4,360	4,691
Other	36,029	37,467
Total expenses	1,178,987	1,553,880
Advisory fee waivers (Note 2)	(348,533)	(382,653)
Net expenses	830,454	1,171,227
Net investment income (loss)	10,504,759	12,807,515

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	43,874	(280,702)
Net realized gain (loss) on futures contracts	(28,013)	(2,627)
Net realized gain (loss) of investments and futures contracts	15,861	(283,329)

Net change in unrealized appreciation (depreciation) of investments	12,952,237	5,738,763
Net change in unrealized appreciation (depreciation) on futures contracts	44,838	83,882
Net change in unrealized appreciation (depreciation) of investments and futures contracts	12,997,075	5,822,645

Net realized and unrealized gain (loss) on investments and futures contracts	13,012,936	5,539,316

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,517,695	$18,346,831

FINANCIAL STATEMENTS | September 30, 2024

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Changes in Net Assets

	Core Bond Fund		Limited Term Income Fund

	Years Ended September 30,		Years Ended September 30,
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$10,504,759	$7,170,800	$12,807,515	$10,017,462
Net realized gain (loss) on investments and futures contracts	15,861	(3,832,539)	(283,329)	(1,056,308)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	12,997,075	1,118,510	5,822,645	2,873,098
Increase (decrease) in net assets from operations	23,517,695	4,456,771	18,346,831	11,834,252

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(10,342,200)	(6,944,428)	(12,296,617)	(9,615,217)
Decrease in net assets from distributions	(10,342,200)	(6,944,428)	(12,296,617)	(9,615,217)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	89,271,074	28,602,668	94,149,478	37,033,748
Distributions reinvested	275,248	171,500	547,012	218,421
Shares redeemed	(14,980,675)	(14,718,105)	(28,735,209)	(24,713,932)
Increase (decrease) in net assets from capital stock transactions	74,565,647	14,056,063	65,961,281	12,538,237

NET ASSETS
Increase (decrease) during year	87,741,142	11,568,406	72,011,495	14,757,272
Beginning of year	185,703,773	174,135,367	258,227,729	243,470,457

End of year	$273,444,915	$185,703,773	$330,239,224	$258,227,729

FINANCIAL STATEMENTS | September 30, 2024

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Years Ended September 30,		December 1, 2021(2) through September 30, 2022
	2024	2023
Net asset value, beginning of period	$8.64	$8.74	$10.00
Investment activities
Net investment income (loss)(1)	0.41	0.35	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	0.50	(0.12)	(1.29)
Total from investment activities	0.91	0.23	(1.10)
Distributions
Net investment income	(0.40)	(0.33)	(0.16)
Total distributions	(0.40)	(0.33)	(0.16)
Net asset value, end of period	$9.15	$8.64	$8.74

Total Return(3)	10.74%	2.65%	(11.10%)

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.51%	0.55%	0.54%
Expenses, net of waiver or recovery (Note 2)	0.36%	0.36%	0.41%
Net investment income (loss)	4.60%	3.90%	2.41%
Portfolio turnover rate(5)	31.66%	36.96%	85.91%
Net assets, end of period (000’s)	$273,445	$185,704	$174,135

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and has not been annualized.

FINANCIAL STATEMENTS | September 30, 2024

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Years Ended September 30,		December 1, 2021(2) through September 30, 2022
	2024	2023
Net asset value, beginning of period	$9.61	$9.52	$10.00
Investment activities
Net investment income (loss)(1)	0.47	0.38	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	0.20	0.07	(0.51)
Total from investment activities	0.67	0.45	(0.37)
Distributions
Net investment income	(0.45)	(0.36)	(0.11)
Total distributions	(0.45)	(0.36)	(0.11)
Net asset value, end of period	$9.83	$9.61	$9.52

Total Return(3)	7.14%	4.84%	(3.68%)

Ratios/Supplemental Data
Ratio to average net assets(4)
Expenses, gross	0.58%	0.63%	0.61%
Expenses, net of waiver or recovery (Note 2)	0.44%	0.44%	0.49%
Net investment income (loss)	4.85%	3.96%	1.77%
Portfolio turnover rate(5)	80.08%	97.87%	122.59%
Net assets, end of period (000’s)	$330,239	$258,228	$243,470

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and has not been annualized.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial StatementsSeptember 30, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds offer Class A, Investor Class, Institutional Class and Founders Class shares. As of September 30, 2024, neither Fund had Class A, Investor Class or Institutional Class shares outstanding. Each Fund’s Founders Class commenced operations on December 1, 2021.

The investment objective of the Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) is to provide total return, comprised of income and capital appreciation.

The investment objective of the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) is to seek income.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ record investments at current market value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Curasset Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The FASB has issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, to increase comparability of financial information for entities that hold equity securities with contractual restrictions prohibiting the sale of the securities. Currently, there is diversity in practice on the application of a discount to measure fair value when securities have such contractual restrictions. The ASU provides clarity related to this matter. The ASU also adds disclosure requirements related to contractual sale restrictions.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Bond Fund
Assets:
Asset Backed Bonds	$—	$86,816,287	$—	$86,816,287
Corporate Bonds	—	64,692,015	—	64,692,015
Treasury Notes	—	116,312,019	—	116,312,019
Money Market Fund	4,879,135	—	—	4,879,135
	$4,879,135	$267,820,321	$—	$272,699,456
Other Financial Instruments:
Futures Contracts*	$44,838	$—	$—	$44,838
	$44,838	$—	$—	$44,838

Limited Term Income Fund
Assets:
Asset Backed Bonds	$—	$135,755,364	$—	$135,755,364
Corporate Bonds	—	45,483,612	—	45,483,612
Treasury Notes	—	139,642,473		139,642,473
Money Market Fund	9,465,008	—	—	9,465,008
	$9,465,008	$320,881,449	$—	$330,346,457
Other Financial Instruments:
Futures Contracts*	$83,882	$—	$—	$83,882
	$83,882	$—	$—	$83,882

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

The Funds held no Level 3 securities at any time during the year ended September 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2024, there were no such reclassifications.

Mortgage-Related Securities

The Funds can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities and are subject to greater credit risks than mortgage related securities that are U.S. government securities. Credit risk is greater for mortgage related securities that are not directly or indirectly guaranteed by a U.S. government-sponsored enterprise (“GSE”) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks). However, GSEs are not guaranteed by the U.S. Treasury and in the event that a GSE cannot meet its obligations, there can be no assurance that the U.S. government will provide support. Certain purchases of agency or GSE-guaranteed mortgage-backed securities are forward transactions (called “to-be-announced” or “TBA” transactions) that can settle a month or more after the trade date. If the counterparty to a TBA transaction does not perform its obligation to deliver the specified mortgage-backed securities, the Funds could be required to replace those securities at a higher price. During the settlement period, the Funds will bear the risk of any decline in the value of the security to be delivered. For either purchase or sale transactions, the Funds may choose to extend the settlement through a “dollar roll” transaction in which it sells its current TBA security to a dealer while simultaneously agreeing to buy a TBA security with similar characteristics with a later settlement date. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Funds may be less favorable than the security delivered to the dealer.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives held by each fund on September 30, 2024:

Fund	Derivative	Value Asset Derivatives
Core Bond Fund	Futures Contracts	$44,838*

Limited Term Income Fund	Futures Contracts	$83,882*

*Statements of Assets and Liabilities location: Unrealized appreciation of futures contracts.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is interest rate risk for the year ended September 30, 2024 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Core Bond Fund	Futures Contracts	$(28,013)	$44,838

Limited Term Income Fund	Futures Contracts	$(2,627)	$83,882

*Statements of Operations location: Net realized gain (loss) on futures contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

The following indicates the average monthly volume for the year ended September 30, 2024 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
Core Bond Fund	Futures Contracts	$5,003,931
Limited Term Income Fund	Futures Contracts	6,790,614

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreements between the Trust and the Advisor, the Advisor provides investment advisory services to the Funds for an investment management fee equal to 0.36% and 0.44% of the daily net assets of the Core Bond Fund and the Limited Term Income Fund, respectively.

The Advisor earned and waived advisory fees for the year ended September 30, 2024 as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived
Core Bond Fund	$821,981	$348,533
Limited Term Income Fund	1,161,747	382,653

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until January 31, 2025 to keep Total Annual Fund Operating Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding 0.36% of the daily net assets with respect to the Core Bond Fund’s Founders Class shares and 0.44% of the daily net assets with respect to the Limited Term Income Fund’s Founders Class shares. The advisor has also entered into an expense limitation agreement with the Trust to reduce fees and/or reimburse expenses with respect to each of the Fund’s Class A shares, Investor Class shares and Institutional Class shares. The Trust and the Advisor may terminate this limitation expense agreement prior to January 31, 2025 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of September 30, 2024, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2025	2026	2027	Total
Core Bond Fund	$171,866	$357,112	$348,533	$877,511
Limited Term Income Fund	211,297	479,283	382,653	1,073,233

The Funds have adopted a Distribution and Service Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for the Class A and Investor Class shares. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid pursuant to the 12b-1 plan by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution-related activities for each of the Funds.

The Funds have adopted a shareholder services plan with respect to their Class A, Investor and Institutional Class Shares. Under the shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

No fees were incurred by the Funds under the 12b-1 Plan or shareholder services plan during the year ended September 30, 2024.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the year ended September 30, 2024, the following fees were incurred by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Core Bond Fund	$88,348	$15,825	$56,801
Limited Term Income Fund	98,224	15,520	65,740

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the year ended September 30, 2024, Watermark received $7,614 and $8,919 in fees incurred by the Core Bond Fund and the Limited Term Income Fund, respectively.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities, other than short-term securities and US Government securities for the year ended September 30, 2024 were as follows:

	Purchases	Sales
Core Bond Fund
Corporate Bonds	$46,336,076	$38,209,371
Preferred Stocks	—	400,000
	$46,336,076	$38,209,371

Limited Term Income Fund
Corporate Bonds	$87,929,795	$76,614,461
Preferred Stocks	—	600,000
	$87,929,795	$77,214,461

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

The costs of purchases and the proceeds of sales of US Government securities for the year ended September 30, 2024 were as follows:

	Purchases	Sales
Corporate Bond Fund	$99,303,204	$31,554,950
Limited Term Income Fund	195,340,697	114,752,454

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended September 30, 2024 and 2023 were as follows:

Year ended September 30, 2024
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$10,342,200	$12,296,617

Year ended September 30, 2023
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$6,944,428	$9,615,217

As of September 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Core Bond Fund	Limited Term Income Fund
Accumulated net investment income (loss)	$483,460	$1,096,337
Other accumulated losses	(7,935,888)	(3,893,982)
Net unrealized appreciation (depreciation) on investments	(4,164,344)	752,752
	$(11,616,772)	$(2,044,893)

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

For tax purposes, the Funds had capital loss carryforwards as follows:

	Short Term	Long Term	Total
Core Bond Fund	$4,486,496	$3,449,392	$7,935,888
Limited Term Income Fund	2,793,807	1,100,175	3,893,982

During the year ended September 30, 2024, the Core Bond Fund utilized capital loss carryforwards of $22,224 to reduce its distributable earnings for tax purposes.

As of September 30, 2024, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core Bond Fund	$276,863,800	$3,487,616	$(7,651,960)	$(4,164,344)
Limited Term Income Fund	329,593,704	2,438,822	(1,686,070)	752,752

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses and the tax treatment of futures contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

For the year ended September 30, 2024
	Core Bond Fund	Limited Term Income Fund
Shares sold	10,033,273	9,629,018
Shares reinvested	30,957	56,155
Shares redeemed	(1,688,866)	(2,970,756)
Net increase (decrease)	8,375,364	6,714,417

For the year ended September 30, 2023
	Core Bond Fund	Limited Term Income Fund
Shares sold	3,211,330	3,860,957
Shares reinvested	19,403	22,826
Shares redeemed	(1,660,187)	(2,577,946)
Net increase (decrease)	1,570,546	1,305,837

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2024

NOTE 6 – RISKS OF INVESTING IN THE FUND

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Funds have made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Core Bond Fund	October 28, 2024	October 29, 2024	Net investment income	$918,499
Core Bond Fund	November 25, 2024	November 26, 2024	Net investment income	868,383
Limited Term Income Fund	October 28, 2024	October 29, 2024	Net investment income	1,229,976
Limited Term Income Fund	November 25, 2024	November 26, 2024	Net investment income	1,073,124

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Curasset Capital Management Core Bond Fund
and Curasset Capital Management Limited Term Income Fund
and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2024, the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the period ended September 30, 2022 were audited by other auditors whose report dated November 29, 2022 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Report of Independent Registered Public Accounting Firm - continued

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 27, 2024

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Funds. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387
Total Shares Voted: 129,095,648

	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	—	—	—
Abstained:	7,582,508	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (the “Board) of World Funds Trust (the “Trust”) considered the approval for the continuation of the Investment Advisory Agreement (the “Curasset Advisory Agreement”) between the Trust and Curasset Capital Management on behalf of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (together, the “Curasset Capital Funds”). The Board reflected on its discussions regarding the Curasset Advisory Agreement and the manner in which the Curasset Capital Funds were managed with Mr. Strzalkowski and Mr. Jutagir of Curasset Capital Management at the Meeting. The Board reviewed, among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that summarized the fiduciary duties and

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) (continued)

responsibilities of the Trustees regarding the renewal of the Curasset Advisory Agreement, Curasset Capital Management’s 15(c) Response, Curasset Capital Management’s financial information, a fee comparison analysis for the Curasset Capital Funds and comparable mutual funds, and the Curasset Advisory Agreement. Mr. Lively reviewed with the Trustees the types of information and factors that the Board should take into consideration to make an informed decision regarding the approval of the Curasset Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Curasset Capital Management; (ii) the investment performance of the Curasset Capital Funds and Curasset Capital Management; (iii) the costs of the services provided and profits realized by Curasset Capital Management from the relationship with the Curasset Capital Funds; (iv) the extent to which economies of scale would be realized if the Curasset Capital Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Curasset Capital Funds’ investors; and (v) Curasset Capital Management’s practices regarding possible conflicts of interest and other benefits derived by Curasset Capital Management.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in Curasset Capital Management’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Curasset Advisory Agreement, including: (i) reports regarding the services and support provided to the Curasset Capital Funds and its shareholders by Curasset Capital Management; (ii) quarterly assessments of the investment performance of the Curasset Capital Funds by personnel of Curasset Capital Management; (iii) commentary on the reasons for the performance; (iv) presentations by Curasset Capital Management on its investment strategy, personnel and operations; (v) compliance reports concerning the Curasset Capital Funds and Curasset Capital Management; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Curasset Capital Management; and (vii) the memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Curasset Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) (continued)

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Curasset Capital Management, including financial information, a description of its personnel and the services provided to the Curasset Capital Funds, information on investment advice, performance, summaries of Curasset Capital Funds’ expenses, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Curasset Capital Funds; and (iii) benefits to be realized by Curasset Capital Management from its relationship with the Curasset Capital Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Curasset Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Curasset Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by Curasset Capital Management.

In this regard, the Board considered the responsibilities of Curasset Capital Management under the Curasset Advisory Agreement. The Board reviewed the services provided by Curasset Capital Management to the Curasset Capital Funds including, without limitation, the qualifications and abilities of Curasset Capital Management’s personnel and services provided to the Curasset Capital Funds; the investment strategies and techniques used in managing the Curasset Capital Funds and Curasset Capital Management’s process for formulating investment recommendations and assuring compliance with the Curasset Capital Funds’ investment objectives, strategies, and limitations; its coordination of services for the Curasset Capital Funds among the Curasset Capital Funds’ service providers; and its efforts to promote the Curasset Capital Funds and grow their assets. After reviewing the foregoing and information provided by Curasset Capital Management at the Board Meeting, the Board concluded that the nature, extent and quality of the services provided by Curasset Capital Management was satisfactory and adequate for the Curasset Capital Funds.

2.Investment Performance of the Curasset Capital Funds and Curasset Capital Management.

The Board reviewed the Curasset Capital Funds’ performance. In considering the investment performance of the Curasset Capital Funds, the Board compared the investment performance of each Curasset Capital Fund with the performance of its benchmark index and to funds in a peer group selected by Broadridge using data from Morningstar, Inc.

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) (continued)

The Board noted that the Curasset Capital Management Core Bond Fund’s (the “Core Bond Fund”) peer group was derived by Broadridge by screening funds in Morningstar’s Intermediate Core Bond category (“Custom Category”), which resulted in a peer group of 17 funds (“Peer Group”). The Board considered that the Core Bond Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Total Return Index and the median of its Peer Group and Custom Category for the one-year period ended July 31, 2024.

The Board noted that the Curasset Capital Management Limited-Term Income Fund’s (the “Income Fund”) peer group was derived by Broadridge by screening funds in Morningstar’s Short-Term Bond category (“Custom Category”), which resulted in a peer group of 13 funds (“Peer Group”). The Board considered that the Income Fund underperformed its Peer Group and Custom Category for the one-year period ended July 31, 2024. The Board also considered that for the period ending June 30, 2024, the Fund had outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond 1-3 year Index.

After discussing the investment performance of each of the Curasset Capital Funds further, Curasset Capital Management’s experience managing the Curasset Capital Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Curasset Capital Funds and Curasset Capital Management was satisfactory.

3.The costs of services provided and profits realized by Curasset Capital Management from the relationship with the Curasset Capital Funds.

In this regard, the Board considered: the financial condition of Curasset Capital Management and the level of commitment to the Curasset Capital Funds by Curasset Capital Management and its principals; the profitability of Curasset Capital Management in providing advisory services to the Curasset Capital Funds; and the expenses of the Curasset Capital Funds, including the nature and frequency of advisory fee payments. The Board compared the advisory fees and expenses of the Curasset Capital Funds to other funds comparable to them in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that with respect to the Curasset Capital Management Core Bond Fund, while the gross advisory fee is higher than the Broadridge peer group and category median, the Fund’s net advisory fee is equal to the Peer Group median and below the Custom Category median. With respect to the Curasset Capital Management Limited Term Income Fund, the Board noted that the Fund’s gross and net advisory fees are higher than the Peer Group and Custom Category medians. The Board noted that the Curasset

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) (continued)

Capital Management Core Bond Fund’s net expenses are lower than the net expenses of the Peer Group and Custom Category medians, while the Fund’s gross expenses are equal to the Peer Group median and lower than the Custom Category median. The Curasset Capital Management Limited Term Income Fund’s net expenses are lower than the net expenses of the Peer Group median and slightly higher than the Custom Category median, while the Fund’s gross expenses are lower than the Peer Group median and higher than the Custom Category median.

The Board observed that pursuant to an Expense Limitation Agreement, Curasset Capital Management is limiting expenses for the Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund until January 31, 2025. The Board also noted that the Founders Class is the only share class currently with assets for each of the Curasset Capital Funds. Following this comparison and upon further consideration and discussion of the Curasset Funds’ advisory fees and expense, the Board concluded that the advisory fees paid to Curasset Capital Management pursuant to the Curasset Advisory Agreement were reasonable based on the nature, extent and quality of advisory services provided to the Curasset Funds.

4.The extent to which economies of scale would be realized as the Curasset Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Curasset Capital Funds’ fee arrangements with Curasset Capital Management. The Board noted that although the advisory fee would stay the same as asset levels increased, Curasset Capital Management has agreed to contractually limit the total annual fund operating expenses of each Curasset Capital Fund. Following further discussion of the Curasset Capital Funds’ current asset levels and expectations for growth, the Board determined that the Curasset Capital Funds’ fee arrangements with Curasset Capital Management were fair and reasonable in relation to the nature, extent and quality of the advisory services provided by Curasset Capital Management.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Curasset Capital Funds; and the substance and administration of Curasset Capital Management’s Code of Ethics and other relevant policies described in its compliance policies. The Board considered that Curasset Capital Management indicated that managing registered funds could help increase awareness

FINANCIAL STATEMENTS | September 30, 2024

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited) (continued)

of Curasset Capital Management and, though it does not currently have any separately managed accounts under management, it may be interested in offering such products in the future. Following further consideration and discussion, the Board indicated that Curasset Capital Management’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Curasset Capital Management from managing the Curasset Capital Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Curasset Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms’-length in light of all the surrounding circumstances, and the Curasset Advisory Agreement was approved for an additional one-year term.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.
(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2024

* Print the name and title of each signing officer under his or her signature.